Equity Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2014
2004 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Movements in Stock Options
	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		$		$
Outstanding at January 1, 2012	43,746,700	0.079	1.62	—
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled or Expired	(9,077,328)	0.025	—	—
Outstanding at December 31, 2012	34,669,372	0.094	0.89	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(18,949,372)	0.076	—	—
Outstanding at December 31, 2013	15,720,000	0.116	0.11	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(14,100,000)	0.117	—	—
Outstanding at December 31, 2014	1,620,000	0.103	0.00	—
Vested and expected to vest at December 31, 2014	1,620,000	0.103	0.00	—
Vested and exercisable at December 31, 2014	1,620,000	0.103	0.00	—

2010 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Movements in Stock Options
	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		$		$
Outstanding at January 1, 2012	402,826,000	0.0352	5.47	—
Granted	28,500,000	0.0116	—	—
Exercised	—	—	—	—
Cancelled or expired	(126,070,000)	0.0367	—	—
Outstanding at December 31, 2012	305,256,000	0.0324	4.57	—
Granted	323,900,000	0.0105	—	—
Exercised	(4,000,000)	0.0116	—	55,213
Forfeited	(113,862,000)	0.0317	—	—
Outstanding at December 31, 2013	511,294,000	0.0189	4.70	6,514,815
Granted	—	—	—	—
Exercised	(32,712,500)	0.0103	—	138,955
Forfeited	(257,875,000)	0.0121	—	—
Outstanding at December 31, 2014	220,706,500	0.0280	2.97	—
Vested and expected to vest at December 31, 2014	200,348,900	0.0289	2.90	—
Vested and exercisable at December 31, 2014	119,243,125	0.0332	2.63	—

Schedule of Estimated Fair Values of Stock Options
	Options Granted in 2012	Options Granted in 2013	Options Granted in 2014
Fair value of ordinary shares ($)	0.0116	0.0106~0.0131	—
Exercise price ($)	0.0116	0.0103~0.0113	—
Expected volatility (%)	100%	94%	—
Expected dividend yield (%)	0%	0%	—
Expected term (years)	3.5	3.5	—
Risk-free interest rate (per annum) (%)	1.2425%	1.3445%~1.3843%	—